ACCRUED CONSULTING FEES (Details - Consulting fees activity) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Payables and Accruals [Abstract]
Balance, beginning of period	$ 1,385,917	$ 1,145,917
Compensation expense accrued pursuant to consulting agreements	120,000	240,000
Accrued consulting fees forgiven	(1,154,017)	0
Payments to consultants	(200)	0
Payments to consultants	200	0
Balance, end of period	$ 351,700	$ 1,385,917